GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 63,308	$ 55,490
Business combination	26,830	8,086
Classifications	389	(90)
Foreign currency translation adjustments	475	(178)
Goodwill, Ending Balance	91,002	63,308
IT Professional Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	34,150	26,589
Business combination	9,113	7,594
Classifications	389	0
Foreign currency translation adjustments	222	(33)
Goodwill, Ending Balance	43,874	34,150
Software Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	29,158	28,901
Business combination	17,717	492
Classifications	0	(90)
Foreign currency translation adjustments	253	(145)
Goodwill, Ending Balance	$ 47,128	$ 29,158